Intangible Assets, Net (Details) - Schedule of intangible assets, net - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Finite-Lived Intangible Assets [Line Items]
Less: accumulated amortization	$ (38,530)	$ (28,893)
Intangible assets, net	23,963	36,031
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	17,793	18,485
Senior care service App [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 44,700	$ 46,439